NOTES PAYABLE (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
SCHEDULE OF NOTES PAYABLE

The Company entered into notes payable as follows as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Note payable, at 8% interest, maturing December 31, 2021 for merger with Tesoro Enterprises Inc. (see Note 1)	$40,000	$40,000

Notes payable ($250,000 each), at 2% interest, maturing July 30, 2022 (see Note 15)	500,000	-

PPP SBA loan - Tickeri	371	-
PPP loan – Monster	66,117	-
EIDL loan - Tickeri	150,000	-

Total	756,488	40,000
Less: Current portion	(606,488)	(40,000)
Long-term debt	$150,000	$-
The Company entered into a promissory note as follows as of December 31, 2020 and 2019:
	December 31, 2020	December 31, 2019
Note payable, at 8% interest, maturing December 31, 2021	$40,000	$-

Tickeri Inc [Member]
Debt Instrument [Line Items]
SCHEDULE OF NOTES PAYABLE

The Company entered into notes payable as follows as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
PPP SBA loan - Tickeri	$42,123	$42,123
EIDL loan - Tickeri	150,000	150,000

Total	192,123	192,123
Less: Current portion	(192,123)	(192,123)
Long-term debt	$-	$-

The Company entered into notes payable as follows as of December 31, 2020:

December 31, 2020
PPP SBA loan - Tickeri	$42,123
EIDL loan - Tickeri	150,000

Total	192,123
Less: Current portion	(192,123)
Long-term debt	$-

Monster Creative LLC [Member]
Debt Instrument [Line Items]
SCHEDULE OF NOTES PAYABLE

The Company entered into notes payable as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
PPP SBA loan	$66,117	$66,117

Total	66,117	66,117
Less: Current portion	(66,117)	(66,117)
Long-term debt	$-	$-

The Company entered into notes payable as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
PPP SBA loan	$66,117	$-

Total	66,117	-
Less: Current portion	(66,117)	-
Long-term debt	$-	$-

Notes Payable [Member]
Debt Instrument [Line Items]
SCHEDULE OF MATURITIES NOTES PAYABLE
Maturities of notes payable for the next two years as of September 30 are as follows:
2022	$606,488
2023	150,000
$756,628